Document And Entity Information	12 Months Ended
Sep. 30, 2019
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Arch Therapeutics, Inc.
Entity Central Index Key	0001537561
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true